Condensed Consolidated Statement Of Comprehensive Income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit for the period	$ 1,972	$ 1,766
Items that may be reclassified to the income statement in subsequent periods:
(Losses)/gains on cash flow hedges	(165)	413
Losses on cash flow hedges reclassified to the income statement	38	241
Tax recognised within other comprehensive income	19	(76)
Exchange fluctuations on translation of foreign operations taken to equity	0	1
Items that will not be reclassified to the income statement in subsequent periods:
Remeasurement loss on defined benefit plan	(15)	0
Net loss on financial instruments at fair value through other comprehensive income	(11)	(23)
Other comprehensive (loss)/income for the period, net of tax	(134)	556
Total comprehensive income for the period	1,838	2,322
Total comprehensive income attributable to:
Equity holders of the parent	1,803	2,296
Non-controlling interest	35	26
Total comprehensive income for the period	$ 1,838	$ 2,322